INVENTORIES, NET (Tables)	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of net inventories	Inventories, net consisted of the following:
	As of September 30,
	2024	2025
	HK$	HK$
Spare parts and other materials	3,539,223	3,455,213
Work-in-progress	44,074,158	22,315,068
	47,613,381	25,770,281

Schedule of movement of provision for allowance for inventories

Movement of provision for allowance for inventories is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Balance at beginning of the year	318,000	598,000
Provision for the year	280,000	70,000
Balance at end of the year	598,000	668,000